UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    3/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2013

Investor Information: 1-855-754-7930

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of GL Macro Performance Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

GL Macro Performance Fund

Portfolio Review (Unaudited)

Since Inception Through March 31, 2013*

The Fund’s performance figures* for the period ending March 31, 2013, compared to its benchmarks:

Since Inception*
GL Macro Performance Fund	(0.50)%
S&P 500	12.48%
Barclays Aggregate Bond	(0.22)%
BofA Merrill Lynch U. S. Treasury Bill Index	(0.03)%

________________

* Commencement of operations is December 28, 2012.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The Barclays Capital Aggregate Bond Index, which used to be called the "Lehman Aggregate Bond Index," is a broad base index, maintained by Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in United States.

BofA Merrill Lynch U. S. Treasury Bill Index is an unmanaged index that tracks the performance of the three most recently issued 2-year, 3- year, 5-year, 7-year, 10-year and 30-year U.S. Treasury notes and bonds.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2014, to ensure that the net annual fund operating expenses will not exceed 1.75%, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated December 10, 2012, including underlying funds, are 1.82%. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-754-7930.

 Portfolio Composition as of March 31, 2013 (Unaudited)

Percent of Net Assets
Exchange Traded Fund	0.54%
Private Placement	9.21%
Foreign Government Bonds	15.87%
US Treasury Obligations	1.42%
Short-term Investments	58.31%
Common Stock Sold Short	(5.36)%
Foreign Government Bonds Sold Short	(19.13)%
Call Options Written	(0.01)%
Put Options Written	(0.10)%
Futures Contracts	0.02%
Other Assets Less Liabilities	39.23%
Net Assets	100.00%

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value

	EXCHANGE TRADED FUND - 0.54%
	EQUITY FUND - 0.54%
200	Market Vectors Gold Miners ETF ^			$ 7,570
	TOTAL EXCHANGE TRADED FUND
	(Cost - $7,690)
Principal		Coupon Rate (%)	Maturity
	PRIVATE PLACEMENT - 9.21%
$ 130,059	LAOH Capital LLC - Promissory Note * #	73.4100	3/14/2014	130,060
	TOTAL PRIVATE PLACEMENT
	(Cost - $130,060)

	FOREIGN GOVERNMENT BONDS - 15.87%
55,000	New Zealand Government Bond	6.0000	4/15/2015	49,243
290,000	Norway Government Bond	2.0000	5/24/2023	48,751
760,000	Sweden Government Bond	4.5000	8/12/2015	126,127
	TOTAL FOREIGN GOVERNMENT BONDS			224,121
	(Cost - $227,132)

	US TREASURY OBLIGATION - 1.42%
20,000	United States Treasury Note	0.2500	1/31/2015	20,003
	TOTAL US TREASURY OBLIGATION
	(Cost - $20,003)
Shares
	SHORT-TERM INVESTMENT - 58.31%
	MONEY MARKET FUND - 58.31%
823,516	Fidelity Institutional Money Market Fund, 0.01% +			823,516
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $823,516)

	TOTAL INVESTMENTS - 85.35%			$ 1,205,270
	(Cost - $1,208,401) (a)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.65%			207,117
	NET ASSETS - 100.00%			$ 1,412,387

	COMMON STOCK SOLD SHORT - (5.36) %
2,100	H&R Block, Inc. ^			61,782
200	Morningstar, Inc.			13,984
	TOTAL COMMON STOCK SOLD SHORT			75,766
	(Proceeds - $70,634)

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Principal		Coupon Rate (%)	Maturity	Value

	FOREIGN GOVERNMENT BONDS SOLD SHORT - (19.13) %
$ 90,000	Belgium Government Bond	3.5000	3/28/2015	$ 122,979
40,000	Finland Government Bond	1.6250	9/15/2022	51,651
35,000	Italy Buoni Poliennali Del Tesoro	6.0000	11/15/2014	47,782
37,000	Spain Government Bond	2.7500	3/31/2015	47,731
	TOTAL FOREIGN GOVERNMENT BONDS SOLD SHORT			270,143
	(Proceeds - $272,541)

Contracts **	SCHEDULE OF CALL OPTIONS WRITTEN - (0.01) %
1	Market Vectors Gold Miners ETF			47
	Expiration April 2013, Exercise Price $39.00
1	Market Vectors Gold Miners ETF			114
	Expiration June 2013, Exercise Price $40.00
	TOTAL CALL OPTIONS WRITTEN			161
	(Proceeds - $295)

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.10) %
21	Block H&R, Inc.			1,365
	Expiration July 2013, Exercise Price $25.00
	TOTAL PUT OPTIONS WRITTEN
	(Proceeds - $1,533)
				Unrealized
				Appreciation/
Contracts	FUTURES CONTRACTS PURCHASED - (0.00) %			(Depreciation)
1	CBOE VIX Future April 2013			$ (50)
	(Underlying Face Amount at Value $14,200)
	TOTAL FUTURES CONTRACTS PURCHASED			(50)

	FUTURES CONTRACTS SOLD - 0.02%
2	CBOE VIX Future August 2013			(100)
	(Underlying Face Amount at Value $35,700)
4	CBOE VIX Future September 2013			(200)
	(Underlying Face Amount at Value $73,800)
1	CBOE VIX Future October 2013			350
	(Underlying Face Amount at Value $18,900)
1	Short-term Euro-BTP Future June 2013			282
	(Underlying Face Amount at Value $136,655)
	TOTAL FUTURES CONTRACTS SOLD			332

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURE CONTRACTS			$ 282

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

* Non-Income producing security.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $130,060 or 9.21% of net assets.
+ Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2013.
^ Each common stock position is subject to written call/put options.
** Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,208,401 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$ 1,027
Unrealized depreciation	(4,158)
Net unrealized depreciation	$ (3,131)

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2013

Assets:
Investments in Securities at Market Value (Identified cost $1,208,401)	$ 1,205,270
Foreign Cash (identified cost $42,335)	42,296
Due from Investment Adviser	45,458
Dividend and Interest Receivable	5,501
Deposit for Short Sales	430,967
Receivable for Securities Sold	23,081
Deposit for Futures	34,327
Prepaid Expenses and Other Assets	16,499
Total Assets	1,803,399

Liabilities:
Options Sold Short (proceeds $1,828)	1,526
Securities Sold Short (proceeds $343,175)	345,909
Payable for Securities Purchased	23,114
Payable for Dividends and Interest on Short Positions	2,185
Payable to Affiliates	6,820
Distribution (12b-1) Fees payable	223
Accrued Expenses and Other Liabilities	11,235
Total Liabilities	391,012

Net Assets (Unlimited shares of no par value beneficial interest	$ 1,412,387
authorized; 141,978 shares of beneficial interest outstanding)

Net Asset Value, Offering & Redemption Price Per Share *
($1,412,387/141,978 shares of beneficial interest outstanding)	$ 9.95

Composition of Net Assets:
At March 31, 2013, Net Assets consisted of:
Paid-in-Capital	$ 1,416,377
Accumulated Net Investment Loss	(2,874)
Accumulated net realized gain from security transactions,
short sales, options, futures and foreign currency transactions	4,204
Net unrealized appreciation (depreciation) of:
Security transactions	(3,131)
Short Sales	(2,734)
Written Options	302
Futures	282
Foreign Currency Translations	(39)
Net Assets	$ 1,412,387
____
* The Fund charges a fee of 2% on redemptions of shares held for less then 90 days.

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2013 *

Investment Income:
Interest Income	$ 486
Total Investment Income	486

Expenses:
Administration Fees	10,356
Registration & Filing Fees	6,904
Fund Accounting Fees	6,213
Transfer Agent Fees	5,064
Legal Fees	4,602
Chief Compliance Officer Fees	3,683
Audit Fees	3,452
Printing Expense	2,302
Custody Fees	1,726
Trustees' Fees	1,381
Interest Expense	1,073
Investment Advisory Fees	1,042
Insurance Expense	921
Miscellaneous Expenses	460
Dividends on short positions	420
Distribution (12b-1) fees	260
Total Expenses	49,859
Less: Fee Waived/Expenses Reimbursed by Adviser	(46,499)
Net Expenses	3,360
Net Investment Income	(2,874)

Net Realized and Unrealized Loss on Investments:
Net Realized Gain (Loss) on:
Investments	293
Securities Sold Short	(3,729)
Purchased Options	(188)
Written Options	509
Futures	6,776
Foreign Currency Transactions	543
Total net realized gain on investments	4,204

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,131)
Securities Sold Short	(2,734)
Written Options	302
Futures	282
Foreign Currency Translations	(39)
Total net change in unrealized depreciation	(5,320)

Net Realized and Unrealized Loss on Investments	(1,116)

Net Decrease in Net Assets Resulting From Operations	$ (3,990)
____
* The Fund commenced operations December 28, 2012

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period
Ended
March 31, 2013*
Operations:
Net Investment loss	$ (2,874)
Net realized gain from investments, securities sold short, options,
futures, and foreign currency transactions	4,204
Net change in unrealized depreciation of investments, securities
sold short, purchased options, futures, and foreign currency translations	(5,320)
Net Decrease in Net Assets Resulting From Operations	(3,990)

Capital Share Transactions:
Proceeds from Shares Issued (162,038 shares)	1,616,377
Cost of Shares Redeemed (20,060 shares)	(200,000)
Total Capital Share Transactions	1,416,377

Total Increase in Net Assets	1,412,387

Net Assets:
Beginning of Period	-
End of Period +	$ 1,412,387

+ Includes accumulated net investment loss of:	$ (2,874)
____
* The Fund commenced operations December 28, 2012

See accompanying notes to financial statements.

GL Macro Performance Fund
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

For the
Period Ended
March 31, 2013 (1)

Net Asset Value, Beginning of Period	$ 10.00
Decrease From Operations:
Net investment loss (2)	(0.07)
Net gain from investments
(both realized and unrealized)	0.02
Total from operations	(0.05)

Net Asset Value, End of Period	$ 9.95

Total Return (3)	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,412

Ratio of expenses to average net assets:
Before reimbursement (4)	47.26%
Net of reimbursement (4)	3.18%

Ratio of expenses to average net assets (net of
dividend and interest expense):
Before reimbursement (4)	45.84%
Net of reimbursement (4)	1.75%

Ratio of net investment (loss) to average net assets: (4)	(2.72)%

Portfolio turnover rate (5)	23%
__________
(1) The Fund commenced operations December 28, 2012.
(2) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(4) Annualized for periods of less then one year.
(5) Not Annualized.

See accompanying notes to financial statements.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1.

ORGANIZATION

The GL Macro Performance Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is total return with less volatility than the broad equity or fixed income markets. The Fund commenced operations on December 28, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – The team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Continued) (Unaudited)

relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Continued) (Unaudited)

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 7,570	$ -	$ -	$ 7,570
Private Placement	-	-	130,060	130,060
Foreign Government Bonds	-	224,121	-	224,121
US Treasury Obligation	-	20,003	-	20,003
Money Market Fund	823,516	-	-	823,516
Total	$ 831,086	$ 244,124	$ 130,060	$ 1,205,270
Derivatives
Futures Contracts	$ 282	$ -	$ -	$ 282
Liabilities
Common Stock Sold Short	$ 75,766	$ -	$ -	$ 75,766
Foreign Government Bonds Sold Short	-	270,143	-	270,143
Call Options Written	161	-	-	161
Put Options Written	1,365	-	-	1,365
Total	$ 77,292	$ 270,143	$ -	$ 347,435

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

The following is a reconciliation of assets in which inputs were used in determining value:

Private Placement
Beginning Balance	$ -
Total realized gain (loss)	-
Appreciation (Depreciation)	-
Cost of Purchases	130,060
Proceeds from Sales and returns of capital	-
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 130,060

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Continued) (Unaudited)

 the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Continued) (Unaudited)

Derivatives Disclosure – Fair Values of Derivative Instruments in the Fund as of March 31, 2013:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts:	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	$ 518	Depreciation	$ 350

Commodity contracts	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	134	Depreciation	-

Interest rate contracts:	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	282	Depreciation	-

Foreign exchange contracts:	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	-	Depreciation	39

		$ 934		$ 389

The effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2013:

Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from written options, and futures
Net change in unrealized appreciation (depreciation)
	from purchased options, futures, and swaps	$ 321	$ 302

Interest rate contracts	Net realized gain (loss) from futures/Net change in unrealized
	appreciation (depreciation) from futures	6,302	282

Foreign currency contracts	Net realized gain (loss) from purchased options and futures/
Net change in unrealized appreciation (depreciation) from
	purchased options and futures	1,017	(39)

Total		$ 7,640	$ 545

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Continued) (Unaudited)

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by GL Capital Partners, LLC. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended March 31, 2013, the Adviser earned advisory fees of $1,042.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until April 30, 2014, so that the total annual operating expenses of the Fund do not exceed 1.75% of the average daily net assets.  Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  As of March 31, 2013, the Advisor waived and reimbursed fees of $46,499, all of which will expire in 2016.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Continued) (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust III has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% of the average daily net assets.  During the period ended March 31, 2013, pursuant to the Plan, the Fund paid $260.

Trustees – Effective January 2013, with the approval of the Board, the Fund pays its pro rata share of a total fee of $6,000 per quarter for each Independent Trustee, plus $3,500 per year for the Chairman of the Audit Committee and the Chairman of the Board of Trustees.  Previously, the Fund paid its pro rata share of a total fee of $3,000 per quarter for each Independent Trustee, plus $2,000 per year for the Chairman of the Audit Committee and the Chairman of the Board of Trustees. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended March 31, 2013 amounted to $407,229 and $22,402, respectively.

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the period ended March 31, 2013, were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options Written	38	2,337
Options Expired	(15)	(509)
Outstanding at End of Period	23	$ 1,828

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. For the period ended March 31, 2013, the Fund did not assess any redemption fees.

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Fund (the “Fidelity Fund”). The Fund may redeem its investment from the Fidelity Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at www.fidelity.com or the Security and Exchange Commission’s

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Continued) (Unaudited)

 website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of March 31, 2013 the percentage of the Fund’s net assets invested in the Fidelity Fund was 58.31%.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of March 31, 2013, Ameritrade, Inc, an account holding shares for the benefit of others in nominee name, held approximately 26% of the voting securities of the Fund.

9.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

10.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GL Macro Performance Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2013

As a shareholder of The Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (Shareholder Servicing) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GL Macro Performance Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 28, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/28/12)	Ending Account Value (3/31/13)	Expenses Paid During the Period (12/28/12 to 3/31/13)
Actual*	$1,000.00	$ 995.00	$4.50
Hypothetical** (5% return before expenses)	$1,000.00	$1,016.21	$8.80

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.75%, multiplied by the number of days in the period (94) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.75%, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – GL Macro Performance Fund (Unaudited)

In connection with a meeting held on October 2, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between GL Capital Partners, LLC (“GL” or the “Adviser”) and the Trust, on behalf of the GL Macro Performance Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of GL’s operations, quality of its compliance infrastructure, and the experience of its Fund management team. They agreed that the key professionals at GL possess impressive educational backgrounds and equally impressive financial industry experience. They discussed that the Adviser will provide services such as marketing, accounting, research and analysis, and a pre-trade review to ensure compliance with investment guidelines. The Board recognized that GL is a new firm; however, that its affiliate has experience managing a hedge fund.  The Trustees reviewed financial information provided by GL’s parent company.   The Board requested, and GL certified that its parent company would satisfy any financial obligation of GL if the need should arise.  The Board also considered that the Fund would allow the retail investor to gain access to an investment strategy that was otherwise available only to accredited investors.  They concluded that the adviser would be able to provide a level of service consistent with the Board’s expectations.

Performance.  Since the Fund is not yet operational, the Trustees considered the past performance of a hedge fund previously managed by the Adviser’s affiliate.  They viewed the performance of that hedge fund, which outperformed the S&P 500 over the approximate five years of its operation, as favorable.  The Board also noted that past performance is not always indicative of future results; however, the Board concluded that the adviser has the skill and experience to potentially deliver favorable performance.

Fees and Expenses.  The Board noted that GL has proposed a 1.00% advisory for the first 12 months of operations with the Fulcrum Fee set to commence after the initial 12 month period. The Board then discussed the proposed equally-weighted blended benchmark approach and Mr. Rogers noted that once the benchmark is selected it cannot be changed.  Ms. Strasser then explained the “null zone” and the incremental increase and/or decrease of the Fulcrum Fee.  The Trustees compared the Fund’s advisory fee and estimated expense ratio to its peer group and Morningstar category averages, noting that, without a performance adjustment, the fees and expenses of the Fund are lower than both.  The Board then considered potential fee adjustments to be made to the Fund’s Base Fee based on performance.  The Trustees agreed that the twelve-month period over which performance would be computed was sufficient to provide a reasonable basis for evaluation of GL’s performance.  The Trustees further agreed that the method by which the Performance Fee would be calculated under the Agreement, including the impact of the “null zone,” would ensure that any significant fee adjustments were attributable to GL’s success or lack thereof, rather than to random fluctuations.  The Board’s consensus was that the minimum and maximum performance adjustments under the Agreement would only be made for performance differences that can reasonably be considered meaningful and significant taking into account the Fund’s size, volatility, diversification and variability of performance.  After further consideration, the Board was satisfied that the relationship of the fee adjustments to the Base Fee was reasonable and not disproportionately large, and that the Fund’s advisory fee was acceptable in light of the quality of services GL would render to the Fund.  The Trustees concluded that GL’s advisory fee, as well as its overall expense ratio, was reasonable.

Economies of Scale.  The Board considered whether economies of scale will be realized with respect to the management of GL Macro.  The Board noted that GL has a marketing plan to grow the fund and viewed the Fund’s Fulcrum fee of 0%-2% as a marketing advantage in helping it grow, which could lead to economies of scale.  The Trustees noted that GL had indicated a willingness to discuss economies of scale and break points in the future as assets grow.  After discussion, the Board’s consensus was that based on the anticipated size of the Fund during the initial term of the agreement, the absence of breakpoints was acceptable at this time.

Profitability.  The Board considered the anticipated profits to be realized by GL in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that the adviser does expect to be profitable during the first year of Fund operations.  The Trustees concluded that because of the expense limitation agreement and expected asset levels;, that they were satisfied that GL’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE                                                                                          Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7930 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7930.

INVESTMENT ADVISOR

GL Capital Partners, LLC

400 5th Ave, Suite 600

Waltham, MA 02451

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/4/13

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/4/13